Loans and Allowance for Loan Losses (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 1,575,435,000	$ 1,323,258,000	$ 813,376,000
Less: Allowance for loan losses	(7,073,937)	(5,860,291)	(5,105,000)	$ (4,354,000)
Loans, net	1,568,360,556	1,317,397,909	808,271,003
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	745,864,000	642,988,000	415,208,000
Less: Allowance for loan losses	(3,135,000)	(2,465,000)	(2,369,000)	(1,906,000)
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	355,876,000	293,457,000	187,802,000
Less: Allowance for loan losses	(1,528,000)	(1,596,000)	(1,382,000)	(1,015,000)
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	179,431,000	135,409,000	117,869,000
Less: Allowance for loan losses	(744,000)	(521,000)	(717,000)	(627,000)
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	279,771,000	238,087,000	85,022,000
Less: Allowance for loan losses	(1,367,000)	(1,062,000)	(520,000)	(777,000)
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	14,493,000	13,317,000	7,475,000
Less: Allowance for loan losses	(300,000)	(216,000)	(117,000)	$ (29,000)
Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	32,658,000	32,794,000	27,193,000
Less: Allowance for loan losses	(19,000)	(16,000)	0
Loans, net	32,639,000	32,778,000	27,193,000
Purchased Credit Impaired Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	18,474,000	17,903,000	14,943,000
Less: Allowance for loan losses	(19,000)	(16,000)	0
Purchased Credit Impaired Loans [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,987,000	7,450,000	9,004,000
Less: Allowance for loan losses	0	0	0
Purchased Credit Impaired Loans [Member] | Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,690,000	5,120,000	1,678,000
Less: Allowance for loan losses	0	0	0
Purchased Credit Impaired Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	821,000	858,000	1,568,000
Less: Allowance for loan losses	0	0	0
Purchased Credit Impaired Loans [Member] | Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	686,000	1,463,000	0
Less: Allowance for loan losses	0	0	0
All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,542,777,000	1,290,464,000	786,183,000
Less: Allowance for loan losses	(7,055,000)	(5,844,000)	(5,105,000)
Loans, net	1,535,722,000	1,284,620,000	781,078,000
All Other Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	727,390,000	625,085,000	400,265,000
All Other Loans [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	348,889,000	286,007,000	178,798,000
All Other Loans [Member] | Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	173,741,000	130,289,000	116,191,000
All Other Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	278,950,000	237,229,000	83,454,000
All Other Loans [Member] | Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 13,807,000	$ 11,854,000	$ 7,475,000